CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) € in Thousands	12 Months Ended
Mar. 31, 2020 EUR (€)
Statement of changes in equity [abstract]
Restatement to hyperinflation	€ (959) [1]

[1]	The effect of EUR(1.0) million in the line “Restatement to hyperinflation” is a result of the hyperinflation in Argentina.